Fair Value of Financial Instruments, Part 2 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Impaired loans [Abstract]
Fair value assets transfers from Level 1 to Level 2	$ 0	$ 0
Fair value assets transfers from Level 2 to Level 1	0	0
Other real estate owned, commercial real estate	756	1,000
Other real estate owned, residential real estate properties	3,500	5,400
Valuation charge on other real estate owned	1,200	1,100
Impaired loans	24,025	25,881
Collateral dependent impaired loans	1,700	4,000
Gross charge offs, commercial impaired loans	482	641
Gross charge offs, residential impaired loans	$ 226	$ 648
Nonrecurring [Member] | Sales Comparison Approach [Member] | Other Real Estate Owned [Member]
Impaired loans [Abstract]
Unobservable inputs	Adjustments for differences between comparable sales	Adjustments for differences between comparable sales
Nonrecurring [Member] | Sales Comparison Approach [Member] | Other Real Estate Owned [Member] | Minimum [Member]
Impaired loans [Abstract]
Adjustments for differences between comparable sales	1.00%	1.00%
Nonrecurring [Member] | Sales Comparison Approach [Member] | Other Real Estate Owned [Member] | Maximum [Member]
Impaired loans [Abstract]
Adjustments for differences between comparable sales	14.00%	10.00%
Nonrecurring [Member] | Sales Comparison Approach [Member] | Other Real Estate Owned [Member] | Weighted Average [Member]
Impaired loans [Abstract]
Adjustments for differences between comparable sales	7.00%	4.00%
Nonrecurring [Member] | Sales Comparison Approach [Member] | Impaired Loan [Member] | Real Estate Mortgage - 1 to 4 Family [Member]
Impaired loans [Abstract]
Unobservable inputs	Adjustments for differences between comparable sales	Adjustments for differences between comparable sales
Nonrecurring [Member] | Sales Comparison Approach [Member] | Impaired Loan [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Minimum [Member]
Impaired loans [Abstract]
Adjustments for differences between comparable sales	5.00%	0.00%
Nonrecurring [Member] | Sales Comparison Approach [Member] | Impaired Loan [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Maximum [Member]
Impaired loans [Abstract]
Adjustments for differences between comparable sales	14.00%	9.00%
Nonrecurring [Member] | Sales Comparison Approach [Member] | Impaired Loan [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Weighted Average [Member]
Impaired loans [Abstract]
Adjustments for differences between comparable sales	10.00%	4.00%
Nonrecurring [Member] | Sales Comparison Approach [Member] | Impaired Loan [Member] | Commercial Real Estate [Member]
Impaired loans [Abstract]
Unobservable inputs	Adjustments for differences between comparable sales	Adjustments for differences between comparable sales
Nonrecurring [Member] | Sales Comparison Approach [Member] | Impaired Loan [Member] | Commercial Real Estate [Member] | Minimum [Member]
Impaired loans [Abstract]
Adjustments for differences between comparable sales	7.00%	3.00%
Nonrecurring [Member] | Sales Comparison Approach [Member] | Impaired Loan [Member] | Commercial Real Estate [Member] | Maximum [Member]
Impaired loans [Abstract]
Adjustments for differences between comparable sales	35.00%	22.00%
Nonrecurring [Member] | Sales Comparison Approach [Member] | Impaired Loan [Member] | Commercial Real Estate [Member] | Weighted Average [Member]
Impaired loans [Abstract]
Adjustments for differences between comparable sales	23.00%	11.00%
Nonrecurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Other real estate owned [Abstract]
Other real estate owned	$ 0	$ 0
Impaired loans [Abstract]
Commercial real estate	0	0
Real estate mortgage- 1 to 4 family	0	0
Nonrecurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Other real estate owned [Abstract]
Other real estate owned	0	0
Impaired loans [Abstract]
Commercial real estate	0	0
Real estate mortgage- 1 to 4 family	0	0
Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Other real estate owned [Abstract]
Other real estate owned	4,268	6,455
Impaired loans [Abstract]
Commercial real estate	1,250	878
Real estate mortgage- 1 to 4 family	458	3,109
Nonrecurring [Member] | Carrying Value [Member]
Other real estate owned [Abstract]
Other real estate owned	4,268	6,455
Impaired loans [Abstract]
Commercial real estate	1,250	878
Real estate mortgage- 1 to 4 family	$ 458	$ 3,109